SCHEDULE II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 5	$ 5	$ 14
Additions-Charged to Income	2	2	3
Deductions	2	2	12
Ending Balance	5	5	5
Other Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance				4
Ending Balance	$ 5	$ 4	$ 8	$ 4